Statutory Financial Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Parent Company [Member]
Summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary
Statutory net income (loss)	$ 764	$ 18	$ 560
Statutory capital and surplus	3,837	3,591	3,686
Subsidiaries [Member]
Summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary
Statutory net income (loss)	(65)	(61)	(50)
Statutory capital and surplus	$ 280	$ 302	$ 287